Goodwill and Intangible Assets (Schedule of Future Amortization Expense, Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2014		$ 35.4
Remainder of fiscal 2014	26.6
Fiscal 2015	35.4	35.4
Fiscal 2016	35.3	35.3
Fiscal 2017	33.9	33.9
Fiscal 2018	$ 25.2	$ 25.2